Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Derivative financial liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	$ (200)	$ (167)	$ (280)	$ (191)
Total realized and unrealized gains (losses) included in income	29	(63)	78	(62)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	4	0	4	0
Movements Sales/Settlements	(4)	(1)	(4)	11
Transfers into Level 3 of fair value hierarchy, liabilities	24	(2)	25	7
Transfers Out of Level 3	(2)	0	28	2
Fair value ending balance	(149)	(233)	(149)	(233)
Change in Unrealized gain (losses) on instruments still held	19	(47)	87	(46)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(62)	(155)	(68)	(158)
Total realized and unrealized gains (losses) included in income	(15)	74	(11)	67
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	0	0	2	10
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(77)	(81)	(77)	(81)
Change in Unrealized gain (losses) on instruments still held	(24)	68	(16)	70
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(1)	21	(2)	1
Total realized and unrealized gains (losses) included in income	0	(23)	4	(16)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	0	(1)	0	3
Transfers into Level 3 of fair value hierarchy, liabilities	0	2	0	9
Transfers Out of Level 3	0	0	(3)	2
Fair value ending balance	(1)	(1)	(1)	(1)
Change in Unrealized gain (losses) on instruments still held	0	(8)	0	(5)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(120)	(29)	(155)	(24)
Total realized and unrealized gains (losses) included in income	19	(98)	21	(103)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/Settlements	(4)	0	(5)	(2)
Transfers into Level 3 of fair value hierarchy, liabilities	0	(4)	1	(2)
Transfers Out of Level 3	(2)	0	31	0
Fair value ending balance	(107)	(131)	(107)	(131)
Change in Unrealized gain (losses) on instruments still held	18	(95)	27	(102)
Derivative financial liabilities [member] | Commodity and other contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(17)	(4)	(55)	(10)
Total realized and unrealized gains (losses) included in income	25	(16)	64	(10)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	4	0	4	0
Movements Sales/Settlements	0	0	(1)	0
Transfers into Level 3 of fair value hierarchy, liabilities	24	0	24	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	36	(20)	36	(20)
Change in Unrealized gain (losses) on instruments still held	25	(12)	76	(9)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	(1)	(2)	(24)
Total realized and unrealized gains (losses) included in income	(7)	7	(2)	6
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(3)	(7)	(9)	(14)
Movements Sales/Settlements	6	0	9	31
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	(4)	(1)	(4)	(1)
Change in Unrealized gain (losses) on instruments still held	6	7	(2)	6
Trading Deposits [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	(224)	(459)	(273)	(505)
Total realized and unrealized gains (losses) included in income	18	24	39	28
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(6)	(52)	(6)	(124)
Movements Sales/Settlements	53	103	74	217
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0	0
Transfers Out of Level 3	1	0	8	0
Fair value ending balance	(158)	(384)	(158)	(384)
Change in Unrealized gain (losses) on instruments still held	20	27	44	34
Non trading financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,622	1,287	1,567	1,233
Total realized and unrealized gains (losses) included in income	39	(40)	43	(14)
Total realized and unrealized gains (losses) included in OCI	(2)	0	(6)	0
Movements purchases/Issuances	51	39	120	54
Movements Sales/ Settlements	(184)	(20)	(198)	37
Transfer Into Level 3	4	0	4	30
Transfers Out of Level 3	0	(13)	0	13
Fair value ending balance	1,530	1,253	1,530	1,253
Change in Unrealized gain (losses) on instruments still held	22	(43)	32	(30)
Non trading financial assets at fair value through profit or loss [member] | Loans 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0		0
Total realized and unrealized gains (losses) included in income	0		0
Total realized and unrealized gains (losses) included in OCI	0		0
Movements purchases/Issuances	1		1
Movements Sales/ Settlements	0		0
Transfer Into Level 3	0		0
Transfers Out of Level 3	0		0
Fair value ending balance	1		1
Change in Unrealized gain (losses) on instruments still held	0		0
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	1,622	1,287	1,567	1,233
Total realized and unrealized gains (losses) included in income	39	(40)	43	(14)
Total realized and unrealized gains (losses) included in OCI	(2)	0	(6)	0
Movements purchases/Issuances	50	39	119	54
Movements Sales/ Settlements	(184)	(20)	(198)	37
Transfer Into Level 3	4	0	4	30
Transfers Out of Level 3	0	(13)	0	13
Fair value ending balance	1,529	1,253	1,529	1,253
Change in Unrealized gain (losses) on instruments still held	22	(43)	32	(30)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,159	3,177	1,911	3,362
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	8	3	149	3
Movements purchases/Issuances	1	1	171	3
Movements Sales/ Settlements	(25)	(373)	(88)	560
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,143	2,808	2,143	2,808
Change in Unrealized gain (losses) on instruments still held	3	(360)	8	0
Financial assets measured at fair value through other comprehensive income, category [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	0	3	0	7
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/ Settlements	0	(3)	0	7
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	0	0	0	0
Change in Unrealized gain (losses) on instruments still held	0	(3)	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	2,159	3,174	1,911	3,355
Total realized and unrealized gains (losses) included in income	0	0	0	0
Total realized and unrealized gains (losses) included in OCI	8	3	149	3
Movements purchases/Issuances	1	1	171	3
Movements Sales/ Settlements	(25)	(370)	(88)	553
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	2,143	2,808	2,143	2,808
Change in Unrealized gain (losses) on instruments still held	3	(357)	8	0
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	269	19	92	38
Total realized and unrealized gains (losses) included in income	(7)	0	(124)	1
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	256	20	549	22
Movements Sales/ Settlements	(19)	(7)	(22)	29
Transfer Into Level 3	1	2	5	2
Transfers Out of Level 3	(1)	0	(1)	0
Fair value ending balance	499	34	499	34
Change in Unrealized gain (losses) on instruments still held	(1)	0	(4)	0
Trading loans, securities and other [member] | Other debt securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	67	11	67	26
Total realized and unrealized gains (losses) included in income	0	0	(1)	0
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	0	0	0
Movements Sales/ Settlements	(19)	(7)	(22)	22
Transfer Into Level 3	1	2	5	2
Transfers Out of Level 3	(1)	0	(1)	0
Fair value ending balance	48	6	48	6
Change in Unrealized gain (losses) on instruments still held	(1)	0	(4)	0
Trading loans, securities and other [member] | Equity securities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	23	8	25	12
Total realized and unrealized gains (losses) included in income	2	0	0	1
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	0	20	0	22
Movements Sales/ Settlements	0	0	0	7
Transfer Into Level 3	0	0	0	0
Transfers Out of Level 3	0	0	0	0
Fair value ending balance	25	28	25	28
Change in Unrealized gain (losses) on instruments still held	0	$ 0	0	$ 0
Trading loans, securities and other [member] | Trading loans [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value beginning balance	179		0
Total realized and unrealized gains (losses) included in income	(9)		(123)
Total realized and unrealized gains (losses) included in OCI	0		0
Movements purchases/Issuances	256		549
Movements Sales/ Settlements	0		0
Transfer Into Level 3	0		0
Transfers Out of Level 3	0		0
Fair value ending balance	$ 426		426
Change in Unrealized gain (losses) on instruments still held			$ 0